Stockholders' Equity - Stock Options Outstanding (Detail)	12 Months Ended
Jan. 31, 2016 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Number Outstanding | shares	26,258,798
Weighted- Average Remaining Contractual Life (Years), Options Outstanding	4 years 10 months 24 days
Weighted- Average Exercise Price, Options Outstanding	$ 56.26
Options Exercisable, Number of Shares | shares	9,763,563
Options Exercisable, Weighted- Average Exercise Price	$ 41.99
$0.86 to $37.95
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices, Minimum	0.86
Range of Exercise Prices, Maximum	$ 37.95
Options, Number Outstanding | shares	4,555,639
Weighted- Average Remaining Contractual Life (Years), Options Outstanding	2 years
Weighted- Average Exercise Price, Options Outstanding	$ 29.18
Options Exercisable, Number of Shares | shares	3,838,627
Options Exercisable, Weighted- Average Exercise Price	$ 28.42
$38.03 to $52.14
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices, Minimum	38.03
Range of Exercise Prices, Maximum	$ 52.14
Options, Number Outstanding | shares	2,556,681
Weighted- Average Remaining Contractual Life (Years), Options Outstanding	2 years 3 months 18 days
Weighted- Average Exercise Price, Options Outstanding	$ 39.94
Options Exercisable, Number of Shares | shares	1,826,462
Options Exercisable, Weighted- Average Exercise Price	$ 39.62
52.30
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices, Minimum	52.30
Range of Exercise Prices, Maximum	$ 52.30
Options, Number Outstanding | shares	3,800,524
Weighted- Average Remaining Contractual Life (Years), Options Outstanding	4 years 9 months 18 days
Weighted- Average Exercise Price, Options Outstanding	$ 52.30
Options Exercisable, Number of Shares | shares	1,852,072
Options Exercisable, Weighted- Average Exercise Price	$ 52.30
$53.60 to $57.79
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices, Minimum	53.60
Range of Exercise Prices, Maximum	$ 57.79
Options, Number Outstanding | shares	1,466,601
Weighted- Average Remaining Contractual Life (Years), Options Outstanding	5 years 4 months 24 days
Weighted- Average Exercise Price, Options Outstanding	$ 55.29
Options Exercisable, Number of Shares | shares	459,196
Options Exercisable, Weighted- Average Exercise Price	$ 55.31
59.34
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices, Minimum	59.34
Range of Exercise Prices, Maximum	$ 59.34
Options, Number Outstanding | shares	6,313,261
Weighted- Average Remaining Contractual Life (Years), Options Outstanding	5 years 9 months 18 days
Weighted- Average Exercise Price, Options Outstanding	$ 59.34
Options Exercisable, Number of Shares | shares	1,739,344
Options Exercisable, Weighted- Average Exercise Price	$ 59.34
$59.37 to $77.86
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices, Minimum	59.37
Range of Exercise Prices, Maximum	$ 77.86
Options, Number Outstanding | shares	1,925,609
Weighted- Average Remaining Contractual Life (Years), Options Outstanding	6 years 2 months 12 days
Weighted- Average Exercise Price, Options Outstanding	$ 68.04
Options Exercisable, Number of Shares | shares	47,862
Options Exercisable, Weighted- Average Exercise Price	$ 63.07
$80.99
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices, Minimum	80.99
Range of Exercise Prices, Maximum	$ 80.99
Options, Number Outstanding | shares	5,640,483
Weighted- Average Remaining Contractual Life (Years), Options Outstanding	6 years 9 months 18 days
Weighted- Average Exercise Price, Options Outstanding	$ 80.99
Options Exercisable, Number of Shares | shares	0
Options Exercisable, Weighted- Average Exercise Price	$ 0.00